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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223

                          Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2005 through September 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                   STRATEGIC
                                     INCOME
                                      FUND

                                     Annual
                                     Report

                                     9/30/06

                                 [LOGO]PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                            2
Portfolio Management Discussion                                  4
Portfolio Summary                                                9
Prices and Distributions                                        10
Performance Update                                              11
Comparing Ongoing Fund Expenses                                 16
Schedule of Investments                                         18
Financial Statements                                            32
Notes to Financial Statements                                   41
Report of Independent Registered Public Accounting Firm         50
Trustees, Officers and Service Providers                        51

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Mature and emerging market economies around the world showed moderate improvement after a flat second quarter. The U.S. saw some resurgence of growth, which we expect to continue through the fourth quarter of 2006 and into 2007, although this growth may be slow with housing sector measures down in recent months. While inflation pressures have risen slightly in recent months, we believe the United States may now be at the end of the Fed's monetary tightening cycle. Mature economies, led by Japan, remain firm, as do European economic prospects, with strong GDP data reflecting the broad-based strength seen in crucial indicators.

U.S. economic growth was back on track after lackluster market results prior to Labor Day. Consumer spending rose with receding gas prices, just in time for the back-to-school season, which retailers now consider the second most lucrative period after the Christmas season. U.S. economic growth is in line with our projections; we anticipate U.S. GDP finishing with a level of around 3.0% for 2006.

In our view, the pace of corporate earnings growth should slow amid pressure from high raw materials costs and moderating economic growth. However, modest U.S. dollar depreciation and improving growth overseas should offer some support to U.S. earnings.

The European economy continues to improve and appears to be at its healthiest in six years, with business confidence showing improvement across sectors and consumers becoming more optimistic. While business sentiment indicators have had a tendency to over-estimate growth in recent years, their broad-based improvement across countries since 2005 is a clear sign that European economic growth should continue through 2006.

The positive long-term drivers of emerging markets remain in place: improving domestic growth and inflation stability; structural reform; debt sustainability and favorable demographics. Together, the emerging markets' current account surplus is at record highs while external debt as a percentage of GDP is at its lowest since 1991.

In summary, we think that despite the existence of some inflation pressures seen by the Federal Reserve and its counterparts in developed economies, it seems as if interest rates will remain mostly unchanged. U.S. economic growth is expected to remain positive, as

Letter

it should among the developed nations for the remainder of 2006. Any further geopolitical issues and rising energy prices could lead to deceleration, but not a derailment from the current healthy pace of economic growth, as investment is expected to remain robust, benefiting from sustained internal and international demand worldwide.

Our cautiously optimistic outlook reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/06
--------------------------------------------------------------------------------

Fixed-income markets generated moderate, positive returns for the 12 months ending September 30, 2006. Within the period, however, investments in different sectors of the bond market were influenced by a series of shorter-term trends as the investment environment shifted on new information about the strength of the global economy, evidence of an increase or relaxation of inflationary pressures, and the monetary policies of central banks. The following is an interview with Kenneth J. Taubes, who discusses the performance of Pioneer Strategic Income Fund during the fiscal year that ended September 30, 2006. Mr. Taubes, director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Fund.

Q:   How did the Fund perform?

A: Pioneer Strategic Income Fund's Class A shares generated a total return of 4.43% at net asset value during the 12 months ending September 30, 2006, outperforming the Lehman Brothers U.S. Universal Index, which returned 4.08%. During the same 12 months, the average return of the 122 funds in Lipper's Multi-Sector Income Fund category was 4.45%. Throughout the six months, the Fund continued to provide a generous dividend income stream to investors. The 30-day SEC yield on Class A shares was 4.21% on September 30, 2006.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   How would you describe the investment environment during the 12 months?

A: While interest rates across the maturity spectrum were generally up during the one-year period, we saw a succession of evolving trends affecting the bond markets. The first three months of the fiscal year - the last three months of 2005 - presented challenges to investors in both high-grade and high-yield bonds. Higher-quality issues struggled amid concerns about inflationary

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     pressures and the Federal Reserve Board's tightening policies, leading to rising interest rates. At the same time, higher-yielding bonds were undercut by a series of well publicized defaults, which added volatility to the market. The high-yield market stabilized early in 2006 as corporations continued to show profit gains and improvement in their balance sheets. Emerging market debt performed particularly well as the global economic recovery advanced. Rising market interest rates continued, however, to hold back the investment-grade and high-grade sectors.

     In May and June, high-yield corporates and emerging market debt declined as concerns grew about risks that inflationary threats were increasing. Equity prices also tended to fall during these two months. This trend reversed itself in July, however, as investors saw early evidence that economic growth was moderating and inflationary pressures were receding. The final two months of the fiscal year, August and September, saw a strong recovery in virtually all sectors of the fixed-income markets as the Federal Reserve Board twice left short-term interest rates unchanged. Market interest rates moved down, supporting a rally in investment-grade bonds even as domestic high-yield and emerging market debt also performed very well.

     Over the full 12 months, the yields on 10-year Treasuries rose modestly. While these small increases led to some erosion in investment-grade debt, the losses were more than offset by the income from the bonds. Mortgage-backed securities tended to post the best results among investment-grade securities. High-yield bonds tended to produce total returns consistent with their coupon rates, while emerging market securities saw some appreciation and turned in the best performance. In the global currency markets, the euro gained in value against the U.S. dollar, but the Japanese yen lost ground against the U.S. currency.

Q: What were your strategies in this environment, and how did they influence results?

A: We generally upgraded overall credit quality during the 12 months, with average credit quality of Fund holdings rising from BBB to A. We did this primarily by reducing our emerging market and domestic high-yield debt, and adding mortgage-backed securities and government debt, notably Treasury Inflation-Protection Securities

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/06                            (continued)
--------------------------------------------------------------------------------

     (TIPS). TIPS accounted for as much as 10% of Fund assets during the fiscal year, although we reduced our TIPS positions later in the period. We had maintained a relatively short duration for most of the fiscal year to protect against price risks as interest rates rose. (Duration is a measure of a bond's price sensitivity to changes in interest rates.) However, we lengthened the portfolio's duration in June, which helped performance as we were able to participate in the rally in the final months of the period when market rates declined. By the end of the fiscal year, we had returned to a short-duration posture, as we sold some of our longer-maturity holdings into the rally that began in July and continued through September.

     At the end of the fiscal year, U.S. high-yield debt accounted for 16.6% of Fund assets, while another 13.0% of assets were invested in emerging-market debt. Approximately 28% of Fund assets were invested in mortgage-backed securities, while U.S. investment-grade corporates and foreign investment-grade bonds accounted, respectively, for 5.5% and 11.4% of Fund assets. The portfolio's effective duration at the end of the period was
     4.46 years.

Q:   What factors most affected performance?

A: Security selection generally helped results, as we were able to realize some price gains in our high-yield holdings. Bonds of J. Ray McDermott, an oil services company specializing in marine operations, recovered in value as the company bought back its outstanding debt, while pharmaceutical corporation Warner Chilcott issued new equity shares and was able to buy back its debt. The debt of Norwegian oil services company Aker Kvaerner rose on stepped-up oil drilling activity as the global economic expansion continued. Other strong performers included bonds of Transmontaigne, a U.S. energy distributor acquired by another corporation, as well as several New Jersey municipal securities backed by revenues of Continental Airlines at Newark Airport.

     Some investments, however, did prove to be disappointing. Auto parts manufacturer Delphi declined early in the fiscal year when it filed for bankruptcy protection. Two other bond issuers were hurt by weakening in the housing industry: Ainsworth Lumber, a Canadian-based company; and WCI Communities, a home builder focusing on the Florida market.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What is your investment outlook?

A: We think the economy is continuing to expand at a moderate rate. This growth, combined with continued evidence of inflationary pressures, may discourage the Federal Reserve Board from cutting short-term interest rates in the near future. Given this view, we have adopted a cautious posture and have reduced the portfolio's duration and upgraded overall credit quality. We have maintained an emphasis on U.S. mortgage-backed securities, while de-emphasizing investment-grade corporate debt because of our concern that heavy merger and leveraged buyout activity may undermine corporate bond prices.

     Overall, we continue to keep the Fund well diversified and have positioned the portfolio to remain flexible to evolving opportunities and changing conditions.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. The securities issued by U.S. Government sponsored entities (i.e. Fannie Mae, Freddie Mac) are neither guaranteed nor issued by the U.S. Government. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments.

Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the fund would experience a decline

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/06                            (continued)
--------------------------------------------------------------------------------

in income and lose the opportunity for additional price appreciation associated with falling interest rates. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S Government Securities                                              47.2%
U.S. Corporate Bonds                                                   33.7%
Temporary Cash Investment                                               8.7%
Foreign Government Bonds                                                5.6%
Asset Backed Securities                                                 3.1%
Municipal Bonds                                                         1.2%
Collateralized Mortgage Obligations                                     0.4%
Supranational Bonds                                                     0.1%

Portfolio Quality

--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

AAA                                                                     0.3%
AA                                                                      0.3%
A                                                                       0.4%
BBB                                                                     8.6%
BB AND LOWER                                                           29.8%
Cash Equivalents                                                        8.4%
Treasury/Agency                                                        52.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1. U.S. Treasury Bonds, 5.25%, 11/15/28                               2.16%
 2. U.S. Treasury Inflation Protected Security, 1.875%, 7/15/15        2.05
 3. U.S. Treasury Inflation Protected Security, 3.0%, 7/15/12          1.89
 4. U.S. Treasury Strip, 0.0%, 11/15/13                                1.72
 5. U.S. Treasury Bonds, 6.25%, 8/15/23                                1.66
 6. U.S. Treasury Notes, 3.75%, 3/31/07                                1.57
 7. U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11          1.50
 8. Government of Sweden, 5.25%, 3/15/11                               1.27
 9. United Kingdom Treasury, 4.75%, 6/7/10                             1.11
10. U.S. Treasury Bonds, 4.375%, 12/15/10                              1.10

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class        9/30/06            9/30/05
-----        -------            -------
  A           $10.33             $10.58
  B           $10.18             $10.43
  C           $10.12             $10.38
  R           $10.50             $10.76
  Y           $10.35             $10.60

Distributions Per Share
--------------------------------------------------------------------------------

                         10/1/05 - 9/30/06
                         -----------------
                           Short-Term         Long-Term
Class      Dividends      Capital Gains      Capital Gains
-----      ---------      -------------      -------------
  A          $0.5734            $0.0472            $0.0736
  B          $0.4899            $0.0472            $0.0736
  C          $0.4947            $0.0472            $0.0736
  R          $0.5678            $0.0472            $0.0736
  Y          $0.6205            $0.0472            $0.0736


Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund at public offering price, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(As of September 30, 2006)

                            Net Asset             Public Offering
Period                     Value (NAV)              Price (POP)
Life-of-Class
(4/15/99)                    7.69%                     7.02%
5 Years                     10.12                      9.10
1 Year                       4.43                     -0.28

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Strategic        Lehman Brothers
                        Income Fund         U.S. Universal Index
4/99                      $ 9,550                   $10,000
                          $ 9,314                   $ 9,936
9/00                      $ 9,680                   $10,660
                          $10,209                   $11,924
9/02                      $11,035                   $12,868
                          $13,457                   $13,784
9/04                      $14,769                   $14,395
                          $15,829                   $14,880
9/06                      $16,529                   $15,487

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(As of September 30, 2006)

Period                      If Held                 If Redeemed
Life-of-Class
(4/15/99)                    6.91%                     6.91%
5 Years                      9.25                      9.25
1 Year                       3.64                     -0.27

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Strategic        Lehman Brothers
                        Income Fund         U.S. Universal Index
4/99                      $10,000                   $10,000
                          $ 9,741                   $ 9,936
9/00                      $10,038                   $10,660
                          $10,526                   $11,924
9/02                      $11,282                   $12,868
                          $13,649                   $13,784
9/04                      $14,860                   $14,395
                          $15,805                   $14,880
9/06                      $16,380                   $15,487

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(As of September 30, 2006)

Period                      If Held                  If Redeemed
Life-of-Class
(4/15/99)                    6.91%                     6.91%
5 Years                      9.26                      9.26
1 Year                       3.61                      3.61

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Strategic        Lehman Brothers
                        Income Fund         U.S. Universal Index
4/99                      $10,000                   $10,000
                          $ 9,766                   $ 9,936
9/00                      $10,041                   $10,660
                          $10,536                   $11,924
9/02                      $11,296                   $12,868
                          $13,651                   $13,784
9/04                      $14,879                   $14,395
                          $15,836                   $14,880
9/06                      $16,407                   $15,487

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(As of September 30, 2006)

Period                      If Held                 If Redeemed
Life-of-Class
(4/15/99)                    7.40%                     7.40%
5 Years                      9.94                      9.94
1 Year                       4.20                      4.20

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Strategic        Lehman Brothers
                        Income Fund         U.S. Universal Index
4/99                      $10,000                   $10,000
                          $ 9,730                   $ 9,936
9/00                      $10,061                   $10,660
                          $10,559                   $11,924
9/02                      $11,356                   $12,868
                          $13,898                   $13,784
9/04                      $15,212                   $14,395
                          $16,277                   $14,880
9/06                      $16,961                   $15,487

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

           Average Annual Total Returns
            (As of September 30, 2006)
Period                        If Held   If Redeemed
 Life-of-Class
 (4/15/99)*                   7.83%     7.83%
 5 Years                     10.34     10.34
 1 Year                       4.89      4.89

* Inception date of the Fund's Class A shares. Class Y shares commenced operations on 9/9/04.

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Strategic        Lehman Brothers
                        Income Fund         U.S. Universal Index
4/99                      $10,000                   $10,000
                          $ 9,750                   $ 9,936
9/00                      $10,133                   $10,660
                          $10,687                   $11,924
9/02                      $11,551                   $12,868
                          $14,087                   $13,784
9/04                      $15,481                   $14,395
                          $16,665                   $14,880
9/06                      $17,480                   $15,487

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income Fund

Based on actual returns from April 1, 2006 through September 30, 2006.

Share Class                       A             B            C            R            Y
--------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 4/1/06
Ending Account Value           $1,032.43    $1,028.68    $1,028.08    $1,031.58    $1,034.62
On 9/30/06
Expenses Paid During Period*   $    5.66    $    9.56    $    9.20    $    6.47    $    3.42

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, 1.88%, 1.81%, 1.27% and 0.67% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2006 through September 30, 2006.

Share Class                        A            B            C            R            Y
--------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 4/1/06
Ending Account Value           $1,019.50    $1,015.64    $1,015.99    $1,018.70    $1,021.71
On 9/30/06
Expenses Paid During Period*   $    5.62    $    9.50    $    9.15    $    6.43    $    3.40

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, 1.88%, 1.81%, 1.27% and 0.67% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06
--------------------------------------------------------------------------------

               S&P/
Principal      Moody's
Amount         Ratings
(USD) ($)      (unaudited)                                                          Value
                             ASSET BACKED SECURITIES - 3.1%
                             Transportation - 0.2%
                             Airlines - 0.2%
$ 2,062,141    BBB-/Ba2      Continental Airlines, Inc., 6.795%, 8/2/18    $    2,006,574
                                                                           --------------
                             Total Transportation                          $    2,006,574
                                                                           --------------
                             Consumer Services - 0.1%
                             Restaurants - 0.1%
  1,065,000    BB/Ba3        Dunkin Brands Master Finance LLC, 8.28%,
                             6/20/31 (144A)                                $    1,088,314
                                                                           --------------
                             Total Consumer Services                       $    1,088,314
                                                                           --------------
                             Diversified Financials - 1.1%
                             Diversified Financial Services - 1.1%
  5,089,264    BB-/Ba2       Caithness Coso Fund Corp., 6.263%,
                             6/15/14 (144A)                                $    4,992,365
  3,385,575    BBB+/Baa2     PF Export Receivable Master Trust, 6.436%,
                             6/1/15 (144A)                                      3,419,431
  4,551,281    BBB/Baa2      Power Receivables Finance, 6.29%,
                             1/1/12 (144A)                                      4,591,651
                                                                           --------------
                                                                           $   13,003,447
                                                                           --------------
                             Total Diversified Financials                  $   13,003,447
                                                                           --------------
                             Utilities - 1.2%
                             Electric Utilities - 1.2%
  2,508,250    BBB-/Baa3     Empresa Electric, 8.625%, 4/30/13 (144A)      $    2,745,621
  4,712,400    BB-/Ba2       FPL Energy Wind Funding, 6.876%,
                             6/27/17 (144A)                                     4,788,977
  5,073,902    NR/NR         Ormat Funding Corp., 8.25%, 12/30/20               5,150,011
    879,512    BB-/Ba2       Tenaska Alabama, 7.0%, 6/30/21 (144A)                861,845
                                                                           --------------
                                                                           $   13,546,454
                                                                           --------------
                             Total Utilities                               $   13,546,454
                                                                           --------------
                             Government - 0.5%
                             Government - 0.5%
  5,147,200    BB+/Ba2       Republic of Columbia, 9.75%, 4/9/11           $    5,597,580
                                                                           --------------
                             Total Government                              $    5,597,580
                                                                           --------------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $34,752,144)                            $   35,242,369
                                                                           --------------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        S&P/
       Principal        Moody's
       Amount           Ratings
       (USD) ($)        (unaudited)                                                          Value
                                      COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
                                      Diversified Financials - 0.4%
                                      Diversified Financial Services - 0.4%
       $    1,376,000   NR/Ba1        Global Signal, 7.036%, 2/15/36 (144A)         $    1,404,980
            2,780,000   NR/Ba2        Tower 2004-2A F, 6.376%, 12/15/14                  2,691,842
                                                                                    --------------
                                      Total Diversified Financials                  $    4,096,822
                                                                                    --------------
                                      TOTAL COLLATERALIZED MORTGAGE
                                      OBLIGATIONS
                                      (Cost $4,156,000)                             $    4,096,822
                                                                                    --------------
                                      CORPORATE BONDS - 33.3%
                                      Energy - 4.3%
                                      Coal & Consumable Fuels - 0.4%
            4,500,000   B+/Ba3        Adaro Finance B.V. 8.5%, 12/8/10 (144A)       $    4,595,625
                                                                                    --------------
                                      Oil & Gas Drilling - 0.5%
            5,200,000   NR/NR         DDI Holding AS, 9.3%, 1/19/12                 $    5,408,000
                                                                                    --------------
                                      Oil & Gas Equipment & Services - 0.4%
           13,500,000   NR/NR         Petromena AS, 9.75%, 5/24/12 (144A)           $    2,120,933
            2,545,000   NR/B1         Semgroup LP, 8.75%, 11/15/15 (144A)                2,567,269
                                                                                    --------------
                                                                                    $    4,688,202
                                                                                    --------------
                                      Oil & Gas Exploration & Production - 2.7%
            1,185,000   NA/B2         Atlas Pipeline Partners, 8.125%, 12/15/15     $    1,205,738
            3,820,000   B-/B3         Baytex Energy, Ltd., 9.625%, 7/15/10               3,982,350
            3,380,000   B-/B3         Clayton Williams Energy, 7.75%, 8/1/13             3,042,000
            4,175,000   B/B2          Compton Petroleum Corp., 7.625%, 12/1/13           4,028,875
            6,375,000   BBB/NR        Gazprom International SA., 7.201%,
                                      2/1/20 (144A)                                      6,693,750
            2,565,000   B-/B3         Harvest Operations Corp., 7.875%, 10/15/11         2,379,038
ITL     2,825,000,000   BBB-/Baa1     Petroleos Mexicanos, 7.375%, 8/13/07               1,896,922
            1,660,000   CCC+/Caa2     Petroquest Energy, Inc., 10.375%, 5/15/12          1,722,250
            3,400,000   B/B1          Quicksilver Resources, Inc., 7.125%, 4/1/16        3,221,500
              815,000   BB+/Ba2       Southern Star Central Corp., 6.75%, 3/1/16           800,738
            2,625,000   B+/B2         Verasun Energy Corp., 9.875%, 12/15/12             2,743,125
                                                                                    --------------
                                                                                    $   31,716,286
                                                                                    --------------
                                      Oil & Gas Storage & Transportation - 0.3%
              535,000   B/B2          Copano Energy LLC, 8.125%, 3/1/16             $      541,688
            1,255,000   B/B1          Inergy LP, 8.25%, 3/1/16                           1,298,925
            1,315,000   B-/B2         Targa Resources, Inc., 8.5%, 11/1/13 (144A)        1,311,713
                                                                                    --------------
                                                                                    $    3,152,326
                                                                                    --------------
                                      Total Energy                                  $   49,560,439
                                                                                    --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06                                    (continued)
--------------------------------------------------------------------------------

                       S&P/
        Principal      Moody's
        Amount         Ratings
        (USD) ($)      (unaudited)                                                            Value
                                     Materials - 6.5%
                                     Aluminum - 0.7%
        $ 5,857,000    BB-/B1        Asia Aluminum Holdings, 8.0%,
                                     12/23/11 (144A)                                 $    5,593,435
          2,160,000    B/B3          Novelis, Inc., 7.25%, 2/15/15                        2,052,000
                                                                                     --------------
                                                                                     $    7,645,435
                                                                                     --------------
                                     Commodity Chemicals - 1.0%
          1,690,000    B+/B1         Arco Chemical Co., 9.8%, 2/1/20                 $    1,909,700
          5,020,000    B+/B1         Georgia Gulf Corp., 9.5%, 10/15/14 (144A)            4,985,061
          4,805,000    B+/Ba3        Invista, 9.25%, 5/1/12 (144A)                        5,081,288
                                                                                     --------------
                                                                                     $   11,976,049
                                                                                     --------------
                                     Construction Materials - 0.4%
          4,400,000    B-/B2         U.S. Concrete, Inc., 8.375%, 4/1/14             $    4,229,500
                                                                                     --------------
                                     Diversified Chemical - 1.4%
          1,885,000    B-/B2         Basell Finance Co., 8.1%, 3/15/27 (144A)        $    1,743,625
          7,050,000    B/B3          Crystal US Holdings, Inc., 0.0%, 10/1/14 (c)         5,719,313
          1,750,000    B-/B2         Ineos Group Holdings Plc, 7.875%,
                                     2/15/16 (144A)                                       2,075,422
EURO      2,525,000    B-/B2         Nell AF Sarl, 8.375%, 8/15/15 (144A)                 3,282,781
          2,800,000    B-/B2         Phibro Animal Health Corp., 10.0,
                                     8/1/13 (144A)                                        2,842,000
                                                                                     --------------
                                                                                     $   15,663,141
                                                                                     --------------
                                     Diversified Metals & Mining - 1.4%
          1,690,000    B-/Caa1       American Rock Salt Co., LLC, 9.5%, 3/15/14      $    1,744,925
          3,880,000    BB-/Ba3       FMG Finance Pty, Ltd., 10.625%,
                                     9/1/16 (144A)                                        3,724,800
          3,000,000    BBB+/Baa3     Vale Overseas, Ltd., 6.25%, 1/11/16                  2,977,500
          3,300,000    BBB+/Baa3     Vale Overseas, Ltd., 8.25%, 1/17/34                  3,745,500
          4,650,000    BB/Ba1        Vedenta Resources Plc, 6.625%,
                                     2/22/10 (144A)                                       4,527,937
                                                                                     --------------
                                                                                     $   16,720,662
                                                                                     --------------
                                     Forest Products - 0.3%
          2,710,000    B+/B2         Ainsworth Lumber, 6.75%, 3/15/14                $    1,897,000
          1,715,000    BB-/Ba2       Sino Forest Corp., 9.125%, 8/17/11 (144A)            1,779,313
                                                                                     --------------
                                                                                     $    3,676,313
                                                                                     --------------
                                     Metal & Glass Containers - 0.2%
          1,970,000    BB-/Ba3       Greif Brothers Corp., 8.875%, 8/1/12            $    2,058,650
                                                                                     --------------

20 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       S&P/
       Principal       Moody's
       Amount          Ratings
       (USD) ($)       (unaudited)                                                                   Value
                                     Paper Packaging - 0.4%
       $  2,470,000    B/B1          AEP Industries, Inc., 7.875%, 3/15/13                  $    2,470,000
          2,220,000    CCC+/Caa1     Graham Packaging Co., 9.875%, 10/15/14 (b)                  2,181,150
                                                                                            --------------
                                                                                            $    4,651,150
                                                                                            --------------
                                     Paper Products - 0.5%
          3,000,000    B+/B2         Abitibi-Consolidated, Inc., 6.0%, 6/20/13              $    2,437,500
          3,620,000    B+/B2         Bowater, Inc., 6.5%, 6/15/13                                3,212,750
                                                                                            --------------
                                                                                            $    5,650,250
                                                                                            --------------
                                     Specialty Chemicals - 0.2%
          2,550,000    BB+/NA        LPG International, Inc., 7.25%, 12/20/15               $    2,518,125
                                                                                            --------------
                                     Total Materials                                        $   74,789,275
                                                                                            --------------
                                     Capital Goods - 4.0%
                                     Aerospace & Defense - 0.1%
            400,000    BB+/Ba3       L-3 Communications Corp., 6.125%, 1/15/14              $      388,000
          1,265,000    BB+/Ba3       L-3 Communications Corp., 6.375%, 10/15/15                  1,230,213
                                                                                            --------------
                                                                                            $    1,618,213
                                                                                            --------------
                                     Building Products - 0.6%
          4,775,000    B/B2          Builders Firstsource, Inc., 9.66%, 2/15/12 (c)         $    4,679,500
          2,000,000    BB/NR         CCSA Finance Ltd, 7.875%, 5/17/16 (144A)                    2,010,000
                                                                                            --------------
                                                                                            $    6,689,500
                                                                                            --------------
                                     Construction & Engineering - 1.2%
            315,000    BB-/Ba3       Desarrolladora Homex SA, 7.5%, 9/28/15                 $      308,700
          3,550,000    B+/Ba3        Dycom Industries, 8.125%, 10/15/15                          3,585,500
          1,230,000    NR/NR         Kvaerner ASA, 0.0%, 10/30/11                                1,187,564
NOK      58,720,000    NR/NR         Kvaerner ASA, 0.0%, 10/30/11                                8,820,263
                                                                                            --------------
                                                                                            $   13,902,027
                                                                                            --------------
                                     Construction & Farm Machinery & Heavy Trucks - 0.6%
          2,025,000    B+/B1         Commercial Vehicle Group, 8.0%, 7/1/13                 $    1,938,938
          4,660,000    B+/B1         Greenbrier Co., Inc., 8.375%, 5/15/15                       4,729,900
                                                                                            --------------
                                                                                            $    6,668,838
                                                                                            --------------
                                     Industrial Machinery - 0.3%
          2,150,000    B/B1          Gardner Denver, Inc., 8.0%, 5/1/13 (144A)              $    2,236,000
          1,146,000    B+/B2         JLG Industries, Inc., 8.375%, 6/15/12                       1,191,840
                                                                                            --------------
                                                                                            $    3,427,840
                                                                                            --------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06                                    (continued)
--------------------------------------------------------------------------------

                 S&P/
Principal        Moody's
Amount           Ratings
(USD) ($)        (unaudited)                                                            Value
                               Trading Companies & Distributors - 1.2%
$   6,925,000    BBB-/Baa3     Glencore Funding LLC, 6.0%, 4/15/14 (144A)      $    6,655,860
    7,450,000    BB+/Ba1       Noble Group, Ltd., 6.625%, 3/17/15 (144A)            6,593,459
                                                                               --------------
                                                                               $   13,249,319
                                                                               --------------
                               Total Capital Goods                             $   45,555,737
                                                                               --------------
                               Commercial Services & Supplies - 1.3%
                               Diversified Commercial Services - 0.7%
      145,000    B/B3          Ashtead Holdings Plc, 8.625%, 8/1/15 (144A)     $      147,174
    1,340,000    B+/Ba2        FTI Consulting, 7.625%, 6/15/13                      1,353,400
      250,000    B+/Ba2        FTI Consulting, 7.75%, 10/1/16 (144A)                  252,500
    3,800,000    CCC+/B3       Park-Ohio Industries, Inc., 8.375%, 11/15/14         3,458,000
    2,775,000    B/B3          United Rentals NA, Inc., 7.75%, 11/15/13 (b)         2,733,375
                                                                               --------------
                                                                               $    7,944,449
                                                                               --------------
                               Environmental & Facilities Services - 0.5%
    1,633,000    B+/Ba3        Clean Harbors, Inc., 11.25%, 7/15/12 (144A)     $    1,837,125
    3,780,000    CCC+/B3       Hydrochem Industrial Service, 9.25%,
                               2/15/13 (144A)                                       3,742,200
                                                                               --------------
                                                                               $    5,579,325
                                                                               --------------
                               Office Services & Supplies - 0.1%
    1,600,000    CCC/B3        Nutro Products, Inc., 9.23%, 10/15/13
                               (144A) (c)                                      $    1,646,000
                                                                               --------------
                               Total Commercial Services & Supplies            $   15,169,774
                                                                               --------------
                               Transportation - 1.0%
                               Airlines - 0.1%
    1,500,000    CCC+/Caa2     AMR Corp., 9.8%, 10/1/21                        $    1,443,750
                                                                               --------------
                               Airport Services - 0.1%
      835,000    B-/Caa1       K&F Acquisition, Inc., 7.75%, 11/15/14          $      837,088
                                                                               --------------
                               Marine - 0.7%
    3,245,000    BB+/NR        CMA CGM SA, 7.25%, 2/1/13 (144A)                $    3,163,875
    5,185,000    BB-/Ba3       Stena AB, 7.0%, 12/1/16                              4,886,863
      150,000    B-/B3         Trailer Bridge, Inc., 9.25%, 11/15/11                  152,250
                                                                               --------------
                                                                               $    8,202,988
                                                                               --------------
                               Railroads - 0.1%
      775,000    B-/B3         TFM SA De CV, 9.375%, 5/1/12                    $      821,500
                                                                               --------------
                               Total Transportation                            $   11,305,326
                                                                               --------------

22 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               S&P/
Principal      Moody's
Amount         Ratings
(USD) ($)      (unaudited)                                                             Value
                             Automobiles & Components - 0.1%
                             Tires & Rubber - 0.1%
$ 1,420,000    B-/B2         Goodyear Tire & Rubber, 9.0%, 7/1/15             $    1,441,300
                                                                              --------------
                             Total Automobiles & Components                   $    1,441,300
                                                                              --------------
                             Consumer Durables & Apparel - 1.1%
                             Footwear - 0.2%
  2,495,000    BB-/B1        Brown Shoe Co., Inc., 8.75%, 5/1/12              $    2,607,275
                                                                              --------------
                             Homebuilding - 0.9%
  3,639,000    BB-/Ba2       Meritage Homes Corp., 6.25%, 3/15/15             $    3,093,150
  2,600,000    BB/Ba3        Urbi Desarrollos Urbanos, 8.5%,
                             4/19/16 (144A)                                        2,704,000
  3,285,000    B+/Ba3        WCI Communities, Inc., 6.625%, 3/15/15 (b)            2,619,788
  2,530,000    B+/Ba3        WCI Communities, Inc., 7.875%, 10/1/13 (b)            2,137,850
                                                                              --------------
                                                                              $   10,554,788
                                                                              --------------
                             Total Consumer Durables & Apparel                $   13,162,063
                                                                              --------------
                             Consumer Services - 1.0%
                             Casinos & Gaming - 0.9%
  1,905,000    B+/B1         Galaxy Entertainment Financial 9.875%,
                             12/15/12 (144A)                                  $    1,993,106
  3,525,000    AAA/Aaa       Lottomatica S.p.A., 8.25%, 3/31/66 (144A) (c)         4,549,359
  4,100,000    B-/Caa1       Trump Entertainment Resorts, 8.5%, 6/1/15             3,920,625
                                                                              --------------
                                                                              $   10,463,090
                                                                              --------------
                             Specialized Consumer Services - 0.1%
    910,000    BB-/B1        Service Corp Intl., 7.625%, 10/1/18 (144A)       $      915,688
                                                                              --------------
                             Total Consumer Services                          $   11,378,778
                                                                              --------------
                             Media - 1.4%
                             Broadcasting & Cable Television - 1.0%
  7,030,000    BB+/Ba2       C&M Finance, Ltd., 8.1%, 2/1/16 (144A)           $    6,889,400
  3,935,000    B-/B2         Kabel Deutschland GMBH, 10.625%, 7/1/14               4,220,287
                                                                              --------------
                                                                              $   11,109,687
                                                                              --------------
                             Movies & Entertainment - 0.4%
  5,500,000    B+/Ba2        Corp Interamer De Entret, 8.875%,
                             6/14/15 (144A)                                   $    5,335,000
                                                                              --------------
                             Total Media                                      $   16,444,687
                                                                              --------------
                             Retailing - 0.2%
                             Automotive Retail - 0.2%
  2,035,000    BB+/Ba2       Autonation, Inc., 7.0%, 4/15/14 (144A)           $    2,029,913
                                                                              --------------
                             Total Retailing                                  $    2,029,913
                                                                              --------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06                                    (continued)
--------------------------------------------------------------------------------

                      S&P/
       Principal      Moody's
       Amount         Ratings
       (USD) ($)      (unaudited)                                                          Value
                                    Food & Drug Retailing - 0.1%
                                    Drug Retail - 0.1%
       $ 1,670,000    CCC/B3        Duane Reade, Inc., 9.89%, 12/15/10 (c)        $    1,690,875
                                                                                  --------------
                                    Total Food & Drug Retailing                   $    1,690,875
                                                                                  --------------
                                    Food, Beverage & Tobacco - 0.6%
                                    Brewers - 0.6%
         3,114,000    NR/NR         Argentine Beverages, 7.375%, 3/22/12 (144A)   $    3,160,710
         2,530,000    BBB/Baa3      Cia Brasileira de Bebida, 8.75%, 9/15/13           2,915,825
           535,000    BBB/Baa3      Cia Brasileira de Bebida, 10.5%, 12/15/11            644,674
                                                                                  --------------
                                                                                  $    6,721,209
                                                                                  --------------
                                    Total Food, Beverage & Tobacco                $    6,721,209
                                                                                  --------------
                                    Health Care Equipment & Services - 0.3%
                                    Health Care Services - 0.3%
         3,015,000    CCC+/B3       Rural/Metro Corp., 9.875%, 3/15/15            $    3,116,756
                                                                                  --------------
                                    Total Health Care Equipment & Services        $    3,116,756
                                                                                  --------------
                                    Pharmaceuticals & Biotechnology - 0.6%
                                    Biotechnology - 0.4%
         5,225,000    B/B2          Angiotech Pharmaceutical, 7.75%,
                                    4/1/14 (144A)                                 $    4,963,750
                                                                                  --------------
                                    Pharmaceuticals - 0.2%
         3,430,000    B-/Caa1       Warner Chilcott Corp., 8.75%, 2/1/15          $    3,550,050
                                                                                  --------------
                                    Total Pharmaceuticals & Biotechnology         $    8,513,800
                                                                                  --------------
                                    Banks - 1.7%
                                    Diversified Banks - 1.7%
         2,725,000    B/Ba1         ATF Bank JSC, 9.25%, 4/12/12 (144A)           $    2,757,155
         2,900,000    BB+/Baa1      Kazkommerts International BV, 8.0%, 11/3/15        2,929,000
DKK          1,769    AA/Aa2        Nykredit, 6.0%, 10/1/29                                  313
DKK         91,463    AA/Aa2        Nykredit, 7.0%, 10/1/32                               16,686
         2,000,000    B+/Ba2        Russian Stand Bank, 7.5%, 10/7/10 (144A)           1,940,000
         3,500,000    NA/NA         Sibacademfinance Plc, 9.0%, 5/12/09 (144A)         3,539,550
         4,160,000    BB+/Baa2      TNK-BP Finance SA, 7.5%, 7/18/16 (144A)            4,346,019
         3,420,000    BB/Baa1       Turanalem Finance BV, 8.5%, 2/10/15 (144A)         3,468,906
                                                                                  --------------
                                                                                  $   18,997,629
                                                                                  --------------
                                    Total Banks                                   $   18,997,629
                                                                                  --------------

24 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               S&P/
Principal      Moody's
Amount         Ratings
(USD) ($)      (unaudited)                                                           Value
                             Diversified Financials - 1.5%
                             Consumer Finance - 0.8%
$ 4,730,000    B/B1          Ford Motor Credit Co., 5.7%, 1/15/10           $    4,369,796
  4,559,000    A/A2          SLM Corp., 4.0%, 7/25/14 (c)                        4,142,399
                                                                            --------------
                                                                            $    8,512,195
                                                                            --------------
                             Investment Banking & Brokerage - 0.3%
  2,180,000    B+/Ba2        E*Trade Financial Corp., 8.0%, 6/15/11         $    2,256,300
    675,000    B/NR          Sistema Finance SA, 10.25%, 4/14/08                   706,725
                                                                            --------------
                                                                            $    2,963,025
                                                                            --------------
                             Diversified Financial Services - 0.3%
  3,800,000    BBB-/Baa3     Bombardier Capital, Inc., 7.09%, 3/30/07       $    3,801,520
                                                                            --------------
                             Specialized Finance - 0.1%
  1,414,000    B+/B3         Dollar Financial Group, 9.75%, 11/15/11        $    1,542,592
                                                                            --------------
                             Total Diversified Financials                   $   16,819,332
                                                                            --------------
                             Insurance - 3.4%
                             Life & Health Insurance - 0.8%
  6,850,000    B-/B2         Presidential Life Corp., 7.875%, 2/15/09       $    6,576,000
  2,700,000    BB+/Ba1       Provident Co., Inc., 7.0%, 7/15/18                  2,777,528
                                                                            --------------
                                                                            $    9,353,528
                                                                            --------------
                             Multi-Line Insurance - 0.5%
  5,186,000    BB+/Ba1       Hanover Insurance Group, 7.625%, 10/15/25      $    5,509,129
                                                                            --------------
                             Property & Casualty Insurance - 1.0%
  5,250,000    BBB-/NR       Kingsway America, Inc., 7.5%, 2/1/14           $    5,350,543
  5,150,000    BBB-/Baa3     Ohio Casualty Corp., 7.3%, 6/15/14                  5,469,825
                                                                            --------------
                                                                            $   10,820,368
                                                                            --------------
                             Reinsurance - 1.1%
  5,030,000    BBB-/Baa3     Odyssey Re Holdings, 7.65%, 11/1/13            $    5,088,600
  7,625,000    BBB/NA        Platinum Underwriters Holdings, 7.5%, 6/1/17        7,901,185
                                                                            --------------
                                                                            $   12,989,785
                                                                            --------------
                             Total Insurance                                $   38,672,810
                                                                            --------------
                             Real Estate - 1.2%
                             Real Estate Management & Development - 0.1%
  1,540,000    BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15        $    1,570,800
                                                                            --------------
                             Real Estate Investment Trusts - 1.1%
  2,310,000    BB-/B2        BF Saul Real Estate Investment Trust,
                             7.5%, 3/1/14                                   $    2,344,649
    690,000    B/B1          Crescent Real Estate, 9.25%, 4/15/09                  714,150
  6,390,000    B+/B1         Trustreet Properties, Inc., 7.5%, 4/1/15            6,342,075

The accompanying notes are an integral part of these financial statements.   25

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06                                    (continued)
--------------------------------------------------------------------------------

               S&P/
Principal      Moody's
Amount         Ratings
(USD) ($)      (unaudited)                                                           Value
                             Real Estate Investment Trusts - (continued)
$ 2,535,000    BB+/Ba2       Ventas Realty Capital Corp., 7.125%,
                             6/1/15 (144A)                                  $    2,607,881
                                                                            --------------
                                                                            $   12,008,755
                                                                            --------------
                             Total Real Estate                              $   13,579,555
                                                                            --------------
                             Technology Hardware & Equipment - 0.5%
                             Technology Distributors - 0.5%
  6,314,000    BB+/Baa3      Anixter International Corp., 5.95%, 3/1/15     $    5,856,234
                                                                            --------------
                             Total Technology Hardware & Equipment          $    5,856,234
                                                                            --------------
                             Semiconductors - 0.3%
                             Semiconductors - 0.3%
  2,920,000    BBB-/Baa3     Chartered Semiconductor, 6.375%, 8/3/15 (b)    $    2,906,457
                                                                            --------------
                             Total Semiconductors                           $    2,906,457
                                                                            --------------
                             Telecommunication Services - 1.2%
                             Integrated Telecommunication Services - 0.4%
  2,180,000    BBB-/Baa3     Embarq Corp., 7.082%, 6/1/16                   $    2,223,816
  2,400,000    B-/B3         Eschelon Operating Co., 8.375%, 3/15/10             2,310,000
    818,000    NR/Baa3       Tele Norte Leste Participacoes,
                             8.0%, 12/18/13                                        862,990
                                                                            --------------
                                                                            $    5,396,806
                                                                            --------------
                             Wireless Telecommunication Services - 0.8%
    795,000    NR/B3         Digicel, Ltd., 9.25%, 9/1/12 (144A)            $      824,813
  4,310,000    B/B3          Intelsat Intermediate, 0.0%, 2/1/15 (c)             3,124,750
  1,700,000    BB-/Ba3       Mobile Telesystems Finance, 8.375%,
                             10/14/10 (144A)                                     1,759,500
  3,700,000    B-/B3         Stratos Global Corp., 9.875%, 2/15/13 (144A)        3,145,000
                                                                            --------------
                                                                            $    8,854,063
                                                                            --------------
                             Total Telecommunication Services               $   14,250,869
                                                                            --------------
                             Utilities - 1.0%
                             Electric Utilities - 0.9%
  4,131,602    NR/Ba1        Juniper Generation, 6.79%, 12/31/14 (144A)     $    4,002,984
  3,775,000    BBB-/Baa3     Kiowa Power Partners LLC, 5.737%,
                             3/30/21 (144A)                                      3,650,085
  3,250,000    BB-/Ba3       MSW Energy Holdings, 7.375%, 9/1/10                 3,250,000
                                                                            --------------
                                                                            $   10,903,069
                                                                            --------------

26 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------


                       S&P/
       Principal       Moody's
       Amount          Ratings
       (USD) ($)       (unaudited)                                                            Value
                                     Multi-Utilities - 0.1%
       $    540,000    B/B2          Reliant Energy, Inc., 6.75%, 12/15/14           $      513,675
                                                                                     --------------
                                     Total Utilities                                 $   11,416,744
                                                                                     --------------
                                     TOTAL CORPORATE BONDS
                                     (Cost $380,079,499)                             $  383,379,562
                                                                                     --------------
                                     U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.8%
                                     Government - 46.8%
         33,689,282    AAA/Aaa       Federal Home Loan Mortgage Corp., 4.5%,
                                     8/1/18-10/1/35                                  $   32,173,799
          9,422,530    AAA/Aaa       Federal Home Loan Mortgage Corp., 5.0%,
                                     5/1/34-6/1/36                                        9,066,705
         24,232,232    AAA/Aaa       Federal Home Loan Mortgage Corp., 5.5%,
                                     10/1/16-9/1/36                                      23,928,693
         11,872,491    AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%,
                                     6/1/17-6/1/35                                       11,967,145
            524,659    AAA/Aaa       Federal Home Loan Mortgage Corp., 6.5%,
                                     9/1/32-10/1/33                                         537,911
         11,219,741    AAA/Aaa       Federal National Mortgage Association, 4.5%,
                                     5/1/20-4/1/36                                       10,605,107
         37,452,290    AAA/Aaa       Federal National Mortgage Association, 5.0%,
                                     2/1/20-5/1/36                                       36,378,792
         47,505,876    AAA/Aaa       Federal National Mortgage Association, 5.5%,
                                     12/1/17-4/1/36                                      47,009,813
         13,076,491    AAA/Aaa       Federal National Mortgage Association, 6.0%,
                                     6/1/16-6/1/36                                       13,165,008
AUD      10,500,000    AAA/AAA       Federal National Mortgage Association,
                                     6.375%, 8/15/07                                      7,837,470
          2,595,194    AAA/Aaa       Federal National Mortgage Association, 6.5%,
                                     12/1/21-11/1/32                                      2,656,860
             23,501    AAA/Aaa       Federal National Mortgage Association, 7.0%,
                                     5/1/28-7/1/31                                           24,222
              3,657    AAA/Aaa       Federal National Mortgage Association,
                                     7.5%, 1/1/28                                             3,799
         17,922,499    AAA/Aaa       Government National Mortgage Association,
                                     4.5%, 9/15/33-5/15/36                               16,897,726
         16,357,459    AAA/Aaa       Government National Mortgage Association,
                                     5.0%, 11/15/16-6/15/35                              15,941,387
         44,708,095    AAA/Aaa       Government National Mortgage Association,
                                     5.5%, 3/15/17-2/15/36                               44,493,787

The accompanying notes are an integral part of these financial statements.   27

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06                                    (continued)
--------------------------------------------------------------------------------

                S&P/
Principal       Moody's
Amount          Ratings
(USD) ($)       (unaudited)                                                          Value
                              Government - 46.8%
$ 31,034,746    AAA/Aaa       Government National Mortgage Association,
                              6.0%, 1/15/11-3/15/36                           $ 31,480,701
   2,040,540    AAA/Aaa       Government National Mortgage Association,
                              6.5%, 1/20/28-1/15/33                              2,096,069
      30,237    AAA/Aaa       Government National Mortgage Association,
                              7.0%, 5/15/29-6/15/31                                 31,235
         567    AAA/Aaa       Government National Mortgage Association,
                              7.5%, 8/15/29                                            591
       2,031    AAA/Aaa       Government National Mortgage Association,
                              8.0%, 12/15/29                                         2,154
       2,189    AAA/Aaa       Government National Mortgage Association I,
                              6.5%, 12/15/31                                         2,249
      12,909    AAA/Aaa       Government National Mortgage Association I,
                              7.0%, 5/15/31                                         13,333
  10,352,782    AAA/Aaa       Government National Mortgage Association II,
                              4.5%, 12/20/34-1/20/35                             9,672,107
   1,067,205    AAA/Aaa       Government National Mortgage Association II,
                              5.5%, 3/20/34                                      1,057,628
   6,488,901    AAA/Aaa       Government National Mortgage Association II,
                              6.0%, 5/20/32-8/20/36                              6,559,632
      23,350    AAA/Aaa       Government National Mortgage Association II,
                              7.0%, 1/20/29                                         24,034
   3,700,000    AAA/Aaa       U.S. Treasury Bonds, 4.0%, 2/15/14                 3,557,635
  11,500,000    AAA/Aaa       U.S. Treasury Bonds, 4.375%, 12/15/10             11,404,769
  21,214,000    AAA/Aaa       U.S. Treasury Bonds, 5.25%, 11/15/28              22,427,186
  14,870,000    AAA/Aaa       U.S. Treasury Bonds, 6.25%, 8/15/23               17,264,308
   7,250,000    AAA/Aaa       U.S. Treasury Bonds, 7.25%, 5/15/16                8,689,241
  22,010,365    AAA/Aaa       U.S. Treasury Inflation Notes,
                              1.875%, 7/15/15                                   21,312,218
   5,741,120    AAA/Aaa       U.S. Treasury Inflation Notes, 2.0%, 1/15/16       5,609,252
  18,939,000    AAA/Aaa       U.S. Treasury Inflation Notes, 3.0%, 7/15/12      19,649,951
   2,962,281    AAA/Aaa       U.S. Treasury Inflation Protected Security,
                              3.375%, 1/15/12                                    3,118,032
  14,847,824    AAA/Aaa       U.S. Treasury Inflation Protected Security,
                              3.5%, 1/15/11                                     15,551,938
  16,400,000    AAA/Aaa       U.S. Treasury Notes, 3.75%, 3/31/07               16,296,860
   9,350,000    AAA/Aaa       U.S. Treasury Notes, 4.0%, 2/15/15                 8,950,072
   5,100,000    AAA/Aaa       U.S. Treasury Notes, 4.125%, 5/15/15               4,921,699
  10,500,000    AAA/Aaa       U.S. Treasury Notes, 4.25%, 1/15/11               10,356,854
   4,225,000    AAA/Aaa       U.S. Treasury Notes, 4.25%, 11/15/14               4,120,364

28 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
       Principal         Moody's
       Amount            Ratings
       (USD) ($)         (unaudited)                                                          Value
                                       Government - 46.8%
       $    4,100,000    AAA/Aaa       U.S. Treasury Notes, 4.25%, 8/15/15           $    3,988,369
            9,330,000    AAA/Aaa       U.S. Treasury Notes, 4.875%, 2/15/12               9,460,107
            8,990,000    AAA/Aaa       U.S. Treasury Notes, 5.5%, 8/15/28                 9,796,295
           24,800,000    AAA/Aaa       U.S. Treasury Strip, 0.0%, 11/15/13               17,915,520
                                                                                     --------------
                                                                                     $  538,018,627
                                                                                     --------------
                                       TOTAL U.S. GOVERNMENT AGENCY
                                       OBLIGATIONS
                                       (Cost $540,046,900)                           $  538,018,627
                                                                                     --------------
                                       FOREIGN GOVERNMENT BONDS - 5.6%
ITL     5,620,000,000    B+/B2         Banco Nac De Desen Econo, 8.0%, 4/28/10       $    4,059,031
            2,000,000    BB/Ba2        Federal Republic of Brazil, 7.875%, 3/7/15         2,192,000
SEK        90,450,000    AAA/Aaa       Government of Sweden, 5.25%, 3/15/11              13,191,049
SEK        28,645,000    NR/NR         Government of Sweden, 5.5%, 10/8/12                4,306,575
SEK        23,365,000    NR/NR         Government of Sweden, 8.0%, 8/15/07                3,320,109
NOK        24,450,000    AAA/Aaa       Norwegian Government, 5.5%, 5/15/09                3,890,069
NOK        20,293,000    AAA/Aaa       Norwegian Government, 6.0%, 5/16/11                3,369,669
NOK        61,143,000    AAA/Aaa       Norwegian Government, 6.75%, 1/15/07               9,452,567
AUD         5,344,000    AAA/Aaa       Ontario Province, 5.5%, 4/23/13                    3,864,771
AUD         6,780,000    AAA/Aaa       Queensland Treasury, 6.0%, 8/14/13                 5,115,450
            6,140,000    AAA/Aaa       United Kingdom Treasury, 4.75%, 6/7/10            11,488,111
                                                                                     --------------
                                                                                     $   64,249,401
                                                                                     --------------
                                       TOTAL FOREIGN GOVERNMENT BONDS
                                       (Cost $60,053,646)                            $   64,249,401
                                                                                     --------------
                                       SUPERNATIONAL BONDS - 0.1%
                                       Banks - 0.1%
                                       Diversified Banks - 0.1%
AUD         1,000,000    AAA/Aaa       Council of Europe, 5.5%, 1/18/12              $      727,980
                                                                                     --------------
                                       TOTAL SUPERNATIONAL BONDS
                                       (Cost $661,149)                               $      727,980
                                                                                     --------------
                                       MUNICIPAL BONDS - 1.2%
                                       Government - 1.2%
                                       Municipal Airport - 0.4%
            2,450,000    B/CAA1        New Jersey Economic Development Authority
                                       Special Facility Revenue, 7.0%, 11/15/30      $    2,583,500
              745,000    B/CAA1        New Jersey Economic Development Authority,
                                       6.25%, 9/15/29                                       766,605
            2,450,000    NR/NR         Wayne Charter County SPL, 6.75%, 12/1/15           1,529,119
                                                                                     --------------
                                                                                     $    4,879,224
                                                                                     --------------

The accompanying notes are an integral part of these financial statements.   29

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06                                    (continued)
--------------------------------------------------------------------------------

                          S&P/
          Principal       Moody's
          Amount          Ratings
          (USD) ($)       (unaudited)                                                            Value
                                        Municipal Medical - 0.1%
          $  1,370,000    AAA/NR        Massachusetts Health & Educational Facilities,
                                        6.05%, 1/15/10 (c)                                $  1,481,025
                                                                                          ------------
                                        Municipal Tobacco - 0.6%
             1,575,000    BBB/Baa3      Golden State Tobacco Securitization,
                                        6.75%, 6/1/39                                     $  1,783,467
             2,800,000    BBB/Baa3      Tobacco Settlement Authority Washington,
                                        6.625%, 6/1/32                                       3,092,768
             1,075,000    BBB/Baa3      Tobacco Settlement Financing Corp.,
                                        7.0%, 6/1/41                                         1,233,670
                                                                                          ------------
                                                                                          $  6,109,905
                                                                                          ------------
                                        Municipal Utilities - 0.1%
             1,000,000    AAA/Aaa       San Antonio Texas Electric & Gas, 5.65%,
                                        2/1/19 (144A) (c)                                 $  1,336,650
                                                                                          ------------
                                        Total Government                                  $ 13,806,804
                                                                                          ------------
                                        TOTAL MUNICIPAL BONDS
                                        (Cost $12,162,325)                                $ 13,806,804
                                                                                          ------------
Shares                                  RIGHTS/WARRANTS - 0.0%
                                        Transportation - 0.0%
                                        Railroads - 0.0%
                 3,100                  Atlantic Express Transportation,
                                        Expires 4/15/08                                   $      6,200
                                                                                          ------------
                                        TOTAL RIGHTS/WARRANTS
                                        (Cost $0)                                         $      6,200
                                                                                          ------------
 Principal
 Amount
 (USD) ($)
                                        TEMPORARY CASH INVESTMENTS - 8.6%
                                        Repurchase Agreement - 7.7%
          $ 89,000,000                  UBS Warburg, Inc., 5.0%, dated 9/29/06,
                                        repurchase price of $89,000,000 plus accrued
                                        interest on 10/2/06, collateralized by
                                        $89,00,000 U.S. Treasury Bill,
                                        5.125%, 6/30/11                                   $ 89,000,000
                                                                                          ------------

30 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                             Value
              Security Lending Collateral - 0.9%
10,117,883    Securities Lending Investment Fund, 5.37%   $   10,117,883
                                                          --------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $99,117,883)                          $   99,117,883
                                                          --------------
              TOTAL INVESTMENT IN SECURITIES - 99.1%
              (Cost $1,131,029,546) (a)                   $1,138,645,648
                                                          --------------
              OTHER ASSETS AND LIABILITIES - 0.9%         $   10,281,382
                                                          --------------
              TOTAL NET ASSETS - 100.0%                   $1,148,927,030
                                                          ==============

NR   Not rated by either S&P or Moody's.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2006, the value of these securities amounted to $171,021,798 or 14.9% of total net assets.

(a) At September 30, 2006, the net unrealized gain on investments, based on cost for federal income tax purposes of $1,131,354,362 was as follows:

     Aggregate gross unrealized gain for all investments in which there is
     an excess of value over tax cost                                           $23,240,602
     Aggregate gross unrealized loss for all investments in which there is
     an excess of tax cost over value                                           (15,949,316)
                                                                                -----------
     Net unrealized gain                                                        $ 7,291,286
                                                                                ===========

(b)  At September 30, 2006, the following securities were out on loan:

     Principal Amount    Description                                            Market Value
          $ 2,033,450    Chartered Semiconductor, 6.375%, 8/3/15                $ 2,024,015
            2,197,100    Graham Packaging Co., 9.875%, 10/15/14                   2,158,651
              800,000    United Rentals NA, Inc., 7.75%, 11/15/13                   788,000
            3,251,600    WCI Communities, Inc., 6.625%, 3/15/15                   2,593,151
            2,504,650    WCI Communities, Inc., 7.875%, 10/1/13                   2,116,429
                                                                                -----------
                         Total                                                  $ 9,680,246
                                                                                ===========

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the year ended September 30, 2006 were:

                                        Purchases                                      Sales
          Long-term U.S. Government     $378,267,263                            $246,014,843
          Other Long-term Securities    $168,727,560                            $217,966,499

Note:     Principal amounts are denominated in U.S. dollars unless otherwise denoted.
AUD       Australian Dollar.
DKK       Danish Kroner.
EURO      Euro.
ITL       Italian Lira.
NOK       Norweigan Krone.
SEK       Swedish Krone.

The accompanying notes are an integral part of these financial statements.   31

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities
    (including securities loaned of $9,680,246)
    (cost $1,131,029,546)                                                       $1,138,645,648
  Cash                                                                                 860,134
  Foreign currencies, at value (cost $17,193,137)                                   16,984,586
  Receivables -
   Investment securities sold                                                              931
   Fund shares sold                                                                  4,168,633
   Interest                                                                         13,691,225
  Other                                                                                 67,426
                                                                                --------------
     Total assets                                                               $1,174,418,583
                                                                                --------------
LIABILITIES:
  Payables -
   Investment securities purchased                                              $   11,014,151
   Fund shares repurchased                                                           2,089,386
   Dividends                                                                         1,592,468
   Forward foreign currency portfolio hedge contracts, open-net                        327,856
   Upon return of securities loaned                                                 10,117,883
  Due to affiliates                                                                    256,498
  Accrued expenses                                                                      93,311
                                                                                --------------
     Total liabilities                                                          $   25,491,553
                                                                                --------------
NET ASSETS:
  Paid-in capital                                                               $1,144,078,686
  Undistributed net investment income                                                1,678,151
  Accumulated net realized loss on investments and foreign
    currency transactions                                                           (3,894,872)
  Net unrealized gain on investments                                                 7,616,102
  Net unrealized loss on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currenciess                   (551,037)
                                                                                --------------
     Total net assets                                                           $1,148,927,030
                                                                                ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $536,483,252/51,921,776 shares)                             $        10.33
                                                                                ==============
  Class B (based on $131,813,743/12,951,426 shares)                             $        10.18
                                                                                ==============
  Class C (based on $414,069,623/40,901,578 shares)                             $        10.12
                                                                                ==============
  Class R (based on $58,592,162/5,579,003 shares)                               $        10.50
                                                                                ==============
  Class Y (based on $7,968,250/770,205 shares)                                  $        10.35
                                                                                ==============
MAXIMUM OFFERING PRICE:
  Class A ($10.33 [divided by] 95.5%)                                           $        10.82
                                                                                ==============

32 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 9/30/06

INVESTMENT INCOME:
  Interest (net foreign taxes withheld of $7,079)                    $65,895,178
  Income from securities loaned, net                                      46,934
                                                                     -----------
     Total investment income                                                         $65,942,112
                                                                                     -----------
EXPENSES:
  Management fees                                                    $ 6,372,424
  Transfer agent fees and expenses
   Class A                                                               955,020
   Class B                                                               305,003
   Class C                                                               639,568
   Class R                                                                46,316
   Class Y                                                                 4,640
  Distribution fees
   Class A                                                             1,161,395
   Class B                                                             1,341,873
   Class C                                                             3,995,626
   Class R                                                               225,611
  Administrative reimbursements                                          215,524
  Custodian fees                                                          70,352
  Registration fees                                                      109,200
  Professional fees                                                       55,638
  Printing expense                                                        75,690
  Fees and expenses of nonaffiliated trustees                             37,851
  Miscellaneous                                                           67,498
                                                                     -----------
     Total expenses                                                                  $15,679,229
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                                 (23,356)
                                                                                     -----------
     Net expenses                                                                    $15,655,873
                                                                                     -----------
       Net investment income                                                         $50,286,239
                                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                       $   806,393
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                    (1,109,042)    $  (302,649)
                                                                     -----------     -----------
  Change in net unrealized gain (loss) on:
   Investments                                                       $(6,974,211)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                        41,446     $(6,932,765)
                                                                     -----------     -----------
  Net loss on investments and foreign currency transactions                          $(7,235,414)
                                                                                     -----------
  Net increase in net assets resulting from operations                               $43,050,825
                                                                                     ===========

The accompanying notes are an integral part of these financial statements.   33

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 9/30/06 and 9/30/05

                                                                       Year Ended        Year Ended
                                                                        9/30/06           9/30/05
FROM OPERATIONS:
Net investment income                                                $   50,286,239    $   37,871,203
Net realized gain (loss) on investments and foreign
  currency transactions                                                    (302,649)       17,156,440
Change in net unrealized loss on investments and
  foreign currency transactions                                          (6,932,765)       (9,403,798)
                                                                     --------------    --------------
    Net increase in net assets resulting from
     operations                                                      $   43,050,825    $   45,623,845
                                                                     --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.57 and $0.63 per share, respectively)                $  (25,595,405)   $  (19,795,308)
    Class B ($0.49 and $0.54 per share, respectively)                    (6,483,792)       (5,771,073)
    Class C ($0.49 and $0.54 per share, respectively)                   (19,510,711)      (15,524,696)
    Class R ($0.57 and $0.62 per share, respectively)                    (2,379,187)         (892,782)
    Class Y ($0.62 and $0.66 per share, respectively)                    (1,554,794)         (653,869)
Net realized gain:
    Class A ($0.12 and $0.10 per share, respectively)                $   (4,993,879)   $   (2,440,522)
    Class B ($0.12 and $0.10 per share, respectively)                    (1,606,475)         (907,807)
    Class C ($0.12 and $0.10 per share, respectively)                    (4,615,505)       (2,282,335)
    Class R ($0.12 and $0.10 per share, respectively)                      (398,993)          (59,790)
    Class Y ($0.12 and $0.10 per share, respectively)                      (253,343)          (55,633)
                                                                     --------------    --------------
     Total distributions to shareowners                              $  (67,392,084)   $  (48,383,815)
                                                                     --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $  488,280,069    $  635,187,200
Reinvestment of distributions                                            42,297,439        30,571,849
Cost of shares repurchased                                             (372,035,435)     (222,907,445)
                                                                     --------------    --------------
    Net increase in net assets resulting from fund
     share transactions                                              $  158,542,073    $  442,851,604
                                                                     --------------    --------------
    Net increase in net assets                                       $  134,200,814    $  440,091,634
NET ASSETS:
Beginning of year                                                     1,014,726,216       574,634,582
                                                                     --------------    --------------
End of year                                                          $1,148,927,030    $1,014,726,216
                                                                     ==============    ==============
Undistributed net investment income                                  $    1,678,151    $    3,339,928
                                                                     ==============    ==============

34 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 '06 Shares      '06 Amount       '05 Shares      '05 Amount
CLASS A
Shares sold                       26,602,470    $  274,245,355     28,051,082    $  299,588,146
Reinvestment of distributions      2,213,011        22,786,030      1,592,223        17,013,754
Less shares repurchased          (18,665,497)     (192,380,642)   (10,724,844)     (114,468,471)
                                 -----------    --------------    -----------    --------------
    Net increase                  10,149,984    $  104,650,743     18,918,461    $  202,133,429
                                 ===========    ==============    ===========    ==============
CLASS B
Shares sold                        3,078,938    $   31,319,967      5,967,010    $   62,627,913
Reinvestment of distributions        387,413         3,931,159        308,169         3,248,062
Less shares repurchased           (3,599,878)      (36,551,723)    (2,455,266)      (25,839,484)
                                 -----------    --------------    -----------    --------------
    Net increase (decrease)         (133,527)   $   (1,300,597)     3,819,913    $   40,036,491
                                 ===========    ==============    ===========    ==============
CLASS C
Shares sold                       13,008,456    $  131,520,804     21,280,640    $  222,623,020
Reinvestment of distributions      1,197,756        12,090,144        895,295         9,383,628
Less shares repurchased          (10,444,912)     (105,440,314)    (7,515,157)      (78,577,518)
                                 -----------    --------------    -----------    --------------
    Net increase                   3,761,301    $   38,170,634     14,660,778    $  153,429,130
                                 ===========    ==============    ===========    ==============
CLASS R
Shares sold                        3,142,979    $   32,933,684      2,894,147    $   31,437,559
Reinvestment of distributions        243,776         2,550,959         79,416           860,655
Less shares repurchased             (784,862)       (8,214,847)      (342,861)       (3,719,131)
                                 -----------    --------------    -----------    --------------
    Net increase                   2,601,894    $   27,269,796      2,630,702    $   28,579,083
                                 ===========    ==============    ===========    ==============
CLASS Y
Shares sold                        1,769,407    $   18,260,259      1,774,547    $   18,910,562
Reinvestment of distributions         91,317           939,147          6,172            65,750
Less shares repurchased           (2,854,173)      (29,447,909)       (28,400)         (302,841)
                                 -----------    --------------    -----------    --------------
    Net increase (decrease)         (993,449)   $  (10,248,503)     1,752,319    $   18,673,471
                                 ===========    ==============    ===========    ==============

The accompanying notes are an integral part of these financial statements.   35

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                 9/30/06      9/30/05      9/30/04      9/30/03      9/30/02
CLASS A
Net asset value, beginning of period                            $  10.58      $  10.56     $  10.27     $   8.95      $  8.89
                                                                --------      --------     --------     --------      -------
Increase from investment operations:
 Net investment income                                          $   0.52      $   0.55     $   0.55     $   0.59      $  0.66
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    (0.08)         0.19         0.41         1.32         0.05
                                                                --------      --------     --------     --------      -------
  Net increase from investment operations                       $   0.44      $   0.74     $   0.96     $   1.91      $  0.71
Distributions to shareowners:
 Net investment income                                             (0.57)        (0.62)       (0.58)       (0.59)       (0.65)
 Net realized gain                                                 (0.12)        (0.10)       (0.09)           -            -
                                                                --------      --------     --------     --------      -------
Net increase (decrease) in net asset value                      $  (0.25)     $   0.02     $   0.29     $   1.32      $  0.06
                                                                --------      --------     --------     --------      -------
Net asset value, end of period                                  $  10.33      $  10.58     $  10.56     $  10.27      $  8.95
                                                                ========      ========     ========     ========      =======
Total return*                                                       4.43%         7.18%        9.75%       21.95%        8.08%
Ratio of net expenses to average net assets+                        1.11%         1.10%        1.08%        1.00%        0.94%
Ratio of net investment income to average net assets+               5.05%         5.16%        5.42%        5.98%        7.14%
Portfolio turnover rate                                               46%           48%          48%          55%          34%
Net assets, end of period (in thousands)                        $536,483      $442,062     $241,409     $117,499      $31,815
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no fees paid indirectly:
 Net expenses                                                       1.11%         1.11%        1.17%        1.33%        1.92%
 Net investment income                                              5.05%         5.15%        5.32%        5.65%        6.18%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.11%         1.10%        1.08%        1.00%        0.94%
 Net investment income                                              5.05%         5.16%        5.42%        5.98%        7.16%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no fees paid indirectly.

36 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                9/30/06      9/30/05      9/30/04      9/30/03      9/30/02
CLASS B
Net asset value, beginning of period                            $  10.43     $  10.41      $ 10.13      $  8.86      $  8.85
                                                                --------     --------      -------      -------      -------
Increase from investment operations:
 Net investment income                                          $   0.44     $   0.47      $  0.47      $  0.56      $  0.60
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    (0.08)        0.19         0.40         1.25         0.03
                                                                --------     --------      -------      -------      -------
  Net increase from investment operations                       $   0.36     $   0.66      $  0.87      $  1.81      $  0.63
Distributions to shareowners:
 Net investment income                                             (0.49)       (0.54)       (0.50)       (0.54)       (0.62)
 Net realized gain                                                 (0.12)       (0.10)       (0.09)           -            -
                                                                --------     --------      -------      -------      -------
Net increase (decrease) in net asset value                      $  (0.25)    $   0.02      $  0.28      $  1.27      $  0.01
                                                                --------     --------      -------      -------      -------
Net asset value, end of period                                  $  10.18     $  10.43      $ 10.41      $ 10.13      $  8.86
                                                                ========     ========      =======      =======      =======
Total return*                                                       3.64%        6.36%        8.87%       20.98%        7.19%
Ratio of net expenses to average net assets+                        1.88%        1.87%        1.85%        1.76%        1.74%
Ratio of net investment income to average net assets+               4.31%        4.42%        4.62%        5.23%        6.36%
Portfolio turnover rate                                               46%          48%          48%          55%          34%
Net assets, end of period (in thousands)                        $131,814     $136,508      $96,481      $77,392      $19,601
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no fees paid indirectly:
 Net expenses                                                       1.88%        1.89%        1.96%        2.09%        2.70%
 Net investment income                                              4.31%        4.40%        4.51%        4.90%        5.38%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.88%        1.87%        1.85%        1.76%        1.73%
 Net investment income                                              4.31%        4.42%        4.62%        5.23%        6.35%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    37

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                   9/30/06      9/30/05      9/30/04      9/30/03      9/30/02
CLASS C
Net asset value, beginning of period                               $  10.38     $  10.36     $  10.08     $   8.83      $  8.82
                                                                   --------     --------     --------     --------      -------
Increase from investment operations:
 Net investment income                                             $   0.44     $   0.47     $   0.47     $   0.54      $  0.61
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       (0.09)        0.19         0.41         1.25         0.02
                                                                   --------     --------     --------     --------      -------
  Net increase from investment operations                          $   0.35     $   0.66     $   0.88     $   1.79      $  0.63
Distributions to shareowners:
 Net investment income                                                (0.49)       (0.54)       (0.51)       (0.54)       (0.62)
 Net realized gain                                                    (0.12)       (0.10)       (0.09)           -            -
                                                                   --------     --------     --------     --------      -------
Net increase (decrease) in net asset value                         $  (0.26)    $   0.02     $   0.28     $   1.25      $  0.01
                                                                   --------     --------     --------     --------      -------
Net asset value, end of period                                     $  10.12     $  10.38     $  10.36     $  10.08      $  8.83
                                                                   ========     ========     ========     ========      =======
Total return*                                                          3.61%        6.44%        9.00%       20.84%        7.22%
Ratio of net expenses to average net assets+                           1.81%        1.81%        1.79%        1.70%        1.78%
Ratio of net investment income to average net assets+                  4.37%        4.45%        4.68%        5.10%        6.13%
Portfolio turnover rate                                                  46%          48%          48%          55%          34%
Net assets, end of period (in thousands)                           $414,070     $385,436     $232,903     $156,285      $19,165
Ratios with no waiver of management fees by PIM and no fees
 paid indirectly:
 Net expenses                                                          1.81%        1.83%        1.89%        2.02%        2.73%
 Net investment income                                                 4.37%        4.43%        4.58%        4.78%        5.16%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                          1.81%        1.81%        1.79%        1.70%        1.75%
 Net investment income                                                 4.37%        4.45%        4.68%        5.10%        6.15%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no fees paid indirectly.

38    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               Year Ended   Year Ended   Year Ended   4/1/03 to
                                                                                9/30/06       9/30/05      9/30/04     9/30/03
CLASS R
Net asset value, beginning of period                                              $ 10.76      $ 10.74      $ 10.45     $  9.78
                                                                                  -------      -------      -------     -------
Increase from investment operations:
 Net investment income                                                            $  0.52      $  0.54      $  0.53     $  0.28
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                             (0.09)        0.20         0.42        0.67
                                                                                  -------      -------      -------     -------
  Net increase from investment operations                                         $  0.43      $  0.74      $  0.95     $  0.95
Distributions to shareowners:
 Net investment income                                                              (0.57)       (0.62)       (0.57)      (0.28)
 Net realized gain                                                                  (0.12)       (0.10)       (0.09)          -
                                                                                  -------      -------      -------     -------
Net increase (decrease) in net asset value                                        $ (0.26)     $  0.02      $  0.29     $  0.67
                                                                                  -------      -------      -------     -------
Net asset value, end of period                                                    $ 10.50      $ 10.76      $ 10.74     $ 10.45
                                                                                  =======      =======      =======     =======
Total return*                                                                        4.20%        7.00%        9.46%       9.83%(a)
Ratio of net expenses to average net assets+                                         1.27%        1.28%        1.26%       1.06%**
Ratio of net investment income to average net assets+                                4.90%        4.83%        5.33%       4.75%**
Portfolio turnover rate                                                                46%          48%          48%         55%
Net assets, end of period (in thousands)                                          $58,592      $32,028      $ 3,721     $   176
Ratios with no waiver of management fees by PIM and no fees paid indirectly:
 Net expenses                                                                        1.27%        1.30%        1.33%       1.36%**
 Net investment income                                                               4.90%        4.81%        5.26%       4.45%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                        1.27%        1.28%        1.26%       1.06%**
 Net investment income                                                               4.90%        4.83%        5.33%       4.75%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratios with no fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    39

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Year Ended   Year Ended   9/10/04 to
                                                 9/30/06       9/30/05     9/30/04
CLASS Y
Net asset value, beginning of period               $ 10.60      $ 10.57      $ 10.47
                                                   -------      -------      -------
Increase from investment operations:
  Net investment income                            $  0.54      $  0.58      $  0.04
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                      (0.05)        0.21         0.10
                                                   -------      -------      -------
   Net increase from investment operations         $  0.49      $  0.79      $  0.14
Distributions to shareowners:
  Net investment income                              (0.62)       (0.66)       (0.04)
  Net realized gain                                  (0.12)       (0.10)           -
                                                   -------      -------      -------
Net increase (decrease) in net asset value         $ (0.25)     $  0.03      $  0.10
                                                   -------      -------      -------
Net asset value, end of period                     $ 10.35      $ 10.60      $ 10.57
                                                   =======      =======      =======
Total return*                                         4.89%        7.65%        1.30%(a)
Ratio of net expenses to average net assets+          0.67%        0.66%        0.33%**
Ratio of net investment income to average
  net assets+                                         5.56%        5.52%        8.36%**
Portfolio turnover rate                                 46%          48%          48%
Net assets, end of period (in thousands)           $ 7,968      $18,692      $   120
Ratios with no waiver of management fees by
  PIM and no fees paid indirectly:
  Net expenses                                        0.67%        0.68%        0.99%**
  Net investment income                               5.56%        5.50%        7.70%**
Ratios with waiver of management fees by PIM
  and reduction for fees paid indirectly:
  Net expenses                                        0.67%        0.66%        0.33%**
  Net investment income                               5.56%        5.52%        8.36%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratios with no fees paid indirectly.

40 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Strategic Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to produce a high level of current income.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks. The Fund invests in below investment grade debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. In addition, the Fund's investments in foreign markets or countries with limited developing markets may also subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class R shares were first publicly offered April 1, 2003. Class Y shares were first publicly offered September 10, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and had exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income,

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06                              (continued)
--------------------------------------------------------------------------------

expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no readily available market quotations are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. At September 30, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/ amortization is included in interest income. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06                              (continued)
--------------------------------------------------------------------------------

     The Fund has elected to defer $433,684 in capital losses recognized between November 1, 2005 and September 30, 2006 to its fiscal year ending September 30, 2007.

     At September 30, 2006, the Fund had a net capital loss carryforward of $3,356,162, which will expire in 2014 if not utilized.

     At September 30, 2006, the Fund reclassified $3,575,873 to increase accumulated undistributed net investment income and $3,575,873 to decrease accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended September 30, 2006 and September 30, 2005 were as follows:

--------------------------------------------------------------------------------
                                             2006                       2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                          $60,164,976                $43,276,182
Long-term capital gain                     7,227,108                  5,107,633
                                         -----------                -----------
  Total                                  $67,392,084                $48,383,815
                                         ===========                ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at September 30, 2006.

--------------------------------------------------------------------------------
                                                                      2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                      $3,162,553
Capital loss carryforward                                          (3,356,162)
Post-October loss deferred                                           (433,684)
Dividends payable                                                  (1,592,468)
Unrealized appreciation                                             7,068,105
                                                                   ----------
  Total                                                            $4,848,344
                                                                   ==========
--------------------------------------------------------------------------------

     The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, interest on defaulted bonds and the mark to market of forward currency contracts.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $179,174 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2006.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or sub custodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06                              (continued)
--------------------------------------------------------------------------------

     determining that the value of the collateral remains at least equal to the repurchase price.

H.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% on the first $1 billion of the Fund's average daily net assets, 0.55% on the next $9 billion and 0.50% on average daily net assets over $10 billion. For the year ended September 30, 2006, the net management fee was equivalent to 0.60% of average daily net assets.

Through February 1, 2006, PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.10% of the average daily net assets attributable to Class A shares; the portion of Fund-wide expenses attributable to Class B, Class C, Class R and Class Y shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2006, $37,928 was payable to PIM related to

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

management fees, administrative costs and certain other services, and is included in due to affiliates.

3.   Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $172,310 in transfer agent fees payable to PIMSS at September 30, 2006.

4.   Distribution and Service Plans
The Fund adopted Plans of Distribution with respect to each class of shares except Class Y shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $46,260 in distribution fees payable to PFD at September 30, 2006.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Effective December 1, 2004, Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06                              (continued)
--------------------------------------------------------------------------------

beginning at 4.00%, based on the lower cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There are no CDSC for Class R shares. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2006, CDSCs in the amount of $512,103 were paid to PFD.

5.   Expense Offset and Agreements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended September 30, 2006, the Fund's expenses were not reduced under such arrangements.

6.   Forward Foreign Currency Contracts

At September 30, 2006, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. Open Portfolio hedges at September 30, 2006 were as follows:

-------------------------------------------------------------------------------------
                  Net                                                         Net
             Contracts to       In Exchange   Settlement                  Unrealized
Currency   (deliver)/receive        For          Date         Value       Gain (loss)
-------------------------------------------------------------------------------------
AUD              (13,113,000)  $ (9,784,003)     10/5/06   $(10,003,383)    $ 219,380
GBP               (6,137,000)  $(11,491,189)    11/07/06   $(11,611,327)    $ 120,138
JPY            3,760,745,718   $ 31,894,884     10/10/06   $ 32,562,258     $(667,374)
                                                                            ---------
                                                                            $(327,856)
                                                                            =========
-------------------------------------------------------------------------------------

At September 30, 2006, the Fund had no outstanding settlement hedges.

7.   New Pronouncements
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Strategic Income Fund:

We have audited the statement of assets and liabilities of Pioneer Strategic Income Fund (the "Fund"), including the schedule of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Strategic Income Fund at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst + Young LLP

Boston, Massachusetts
November 3, 2006

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Principal Underwriter

Pioneer Funds Distributor, Inc.

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent

Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serves as a Trustee of each of the 89 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West each serves as Trustee of 37 of the 89 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held       Length of Service
Name and Age               With the Fund        and Term of Office
John F. Cogan, Jr. (80)*   Chairman of the      Trustee since 1999.
                           Board, Trustee and   Serves until a
                           President            successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Osbert M. Hood (54)*       Trustee and          Trustee since 2003.
                           Executive Vice       Serves until a
                           President            successor trustee is
                                                elected or earlier
                                                retirement or removal.

*    Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of the fund's investment adviser and certain of its affiliates.
--------------------------------------------------------------------------------

                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
John F. Cogan, Jr. (80)*   Deputy Chairman and a Director of Pioneer Global Asset        Director of ICI Mutual
                           Management S.p.A. ("PGAM"); Non-Executive Chairman            Insurance Company;
                           and a Director of Pioneer Investment Management USA           Director of Harbor Global
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;         Company, Ltd.
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds;
                           Director of PIOGLOBAL Real Estate Investment Fund
                           (Russia) (until June 2006); Director of Nano-C, Inc. (since
                           2003); Director of Cole Investment Corporation (since
                           2004); Director of Fiduciary Counseling, Inc.; President and
                           Director of Pioneer Funds Distributor, Inc. ("PFD") (until
                           May 2006); President of all of the Pioneer Funds; and Of
                           Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
                           (counsel to PIM-USA and the Pioneer Funds)
---------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (54)*       President and Chief Executive Officer, PIM-USA since          None
                           May 2003 (Director since January 2001); President and
                           Director of Pioneer since May 2003; Chairman and
                           Director of Pioneer Investment Management Shareholder
                           Services, Inc. ("PIMSS") since May 2003; Executive Vice
                           President of all of the Pioneer Funds since June 2003;
                           Executive Vice President and Chief Operating Officer of
                           PIM-USA, November 2000 to May 2003.

*    Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of the fund's investment adviser and certain of its affiliates.
---------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held   Length of Service
Name, Age and Address          With the Fund    and Term of Office
David R. Bock (62)             Trustee          Trustee since 2005.
3050 K Street NW,                               Serves until a
Washington, DC 20007                            successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Mary K. Bush (58)              Trustee          Trustee since 1999.
3509 Woodbine Street                            Serves until a
Chevy Chase, MD 20815                           successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (59)      Trustee          Trustee since 1999.
1001 Sherbrooke Street West,                    Serves until a
Montreal, Quebec, Canada                        successor trustee is
H3A 1G5                                         elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------

                                                                                                 Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                       by this Trustee
David R. Bock (62)             Senior Vice President and Chief Financial Officer, I-trax, Inc.   Director of The Enterprise
3050 K Street NW,              (publicly traded health care services company) (2001 -            Social Investment
Washington, DC 20007           present); Managing Partner, Federal City Capital Advisors         Company (privately-held
                               (boutique merchant bank) (2002 to 2004); and Executive            affordable housing
                               Vice President and Chief Financial Officer, Pedestal Inc.         finance company); and
                               (internet-based mortgage trading company) (2000 - 2002)           Director of New York
                                                                                                 Mortgage Trust (publicly
                                                                                                 traded mortgage REIT)
---------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)              President, Bush International (international financial            Director of Brady
3509 Woodbine Street           advisory firm)                                                    Corporation (industrial
Chevy Chase, MD 20815                                                                            identification and
                                                                                                 specialty coated material
                                                                                                 products manufacturer);
                                                                                                 Director of Briggs &
                                                                                                 Stratton Co. (engine
                                                                                                 manufacturer); Director
                                                                                                 of Mortgage Guaranty
                                                                                                 Insurance Corporation;
                                                                                                 and Director of UAL
                                                                                                 Corporation (airline
                                                                                                 holding company)
---------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)      Founding Director, The Winthrop Group, Inc. (consulting           None
1001 Sherbrooke Street West,   firm); and Desautels Faculty of Management, McGill
Montreal, Quebec, Canada       University
H3A 1G5
---------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                                Positions Held  Length of Service
Name, Age and Address           With the Fund   and Term of Office
Thomas J. Perna (56)            Trustee         Trustee since
89 Robbins Avenue,                              February, 2006.
Berkeley Heights, NJ 07922                      Serves until a
                                                successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (58)        Trustee         Trustee since 1999.
One Boston Place, 28th Floor,                   Serves until a
Boston, MA 02108                                successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Stephen K. West (78)            Trustee         Trustee since 1999.
125 Broad Street,                               Serves until a
New York, NY 10004                              successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
John Winthrop (70)              Trustee         Trustee since 1999.
One North Adgers Wharf,                         Serves until a
Charleston, SC 29401                            successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------

Pioneer Strategic Income Fund
                                                                                          Other Directorships Held
Name, Age and Address           Principal Occupation During Past Five Years               by this Trustee
Thomas J. Perna (56)            Private investor (2004 - present); and Senior Executive   Director of Quadriserv
89 Robbins Avenue,              Vice President, The Bank of New York (financial and       Inc. (technology products
Berkeley Heights, NJ 07922      securities services) (1986 - 2004)                        for securities lending
                                                                                          industry)
---------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)        President and Chief Executive Officer, Newbury, Piret &   Director of New America
One Boston Place, 28th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02108                                                                          (closed-end investment
                                                                                          company)
---------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)            Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                         Helvetia Fund, Inc.
New York, NY 10004                                                                        (closed-end investment
                                                                                          company)
---------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)              President, John Winthrop & Co., Inc. (private             None
One North Adgers Wharf,         investment firm)
Charleston, SC 29401
---------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (58)     Secretary             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher J. Kelley (41)   Assistant Secretary   Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher P. Harvey (45)   Assistant Secretary   Since July 2006.
                                                   Serves at the
                                                   discretion of the Board
--------------------------------------------------------------------------------
Vincent Nave (61)            Treasurer             Since 2000. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Mark E. Bradley (46)         Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Luis I. Presutti (41)        Assistant Treasurer   Since 2000. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Dorothy E. Bourassa (58)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's
                             subsidiaries; and Secretary of all of the Pioneer
                             Funds since September 2003 (Assistant Secretary
                             from November 2000 to September 2003)
---------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)   Vice President and Senior Counsel of Pioneer since           None
                             July 2002; Vice President and Senior Counsel of BISYS
                             Fund Services, Inc. (April 2001 to June 2002); Senior
                             Vice President and Deputy General Counsel of Funds
                             Distributor, Inc. (July 2000 to April 2001), and Assistant
                             Secretary of all of the Pioneer Funds since September
                             2003
---------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)   Partner, Wilmer Cutler Pickering Hale and Dorr LLP;          None
                             and Assistant Secretary of all of the Pioneer Funds
                             since July 2006
---------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of
                             all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)         Deputy Treasurer of Pioneer since 2004; Treasurer and        None
                             Senior Vice President, CDC IXIS Asset Management
                             Services from 2002 to 2003; Assistant Treasurer and
                             Vice President, MFS Investment Management from
                             1997 to 2002; and Assistant Treasurer of all of the
                             Pioneer Funds since November 2004
---------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held      Length of Service    Principal Occupation During              Other Directorships
Name and Age                With the Fund       and Term of Office   Past Five Years                          Held by this Officer
Gary Sullivan (48)          Assistant Treasurer Since 2002. Serves   Fund Accounting Manager - Fund             None
                                                at the discretion of Accounting, Administration and
                                                the Board            Controllership Services of Pioneer; and
                                                                     Assistant Treasurer of all the Pioneer
                                                                     Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32) Assistant Treasurer Since 2003. Serves   Fund Administration Manager - Fund         None
                                                at the discretion of Accounting, Administration and
                                                the Board            Controllership Services since June 2003;
                                                                     Assistant Vice President - Mutual Fund
                                                                     Operations of State Street Corporation
                                                                     from June 2002 to June 2003(formerly
                                                                     Deutsche Bank Asset Management); Pioneer
                                                                     Fund Accounting, Administration and
                                                                     Controllership Services (Fund Accounting
                                                                     Manager from August 1999 to May 2002);
                                                                     and Assistant Treasurer of all of the
                                                                     Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)     Chief Compliance    Since March 2006.    Chief Compliance Officer of Pioneer and    None
                            Officer             Serves at the        all of the Pioneer Funds since March
                                                discretion of the    2006; Vice President and Senior Counsel
                                                Board                of Pioneer since September 2004; and
                                                                     Senior Vice President and Counsel, State
                                                                     Street Research & Management Company
                                                                     (February 1998 to September 2004)
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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                                                                              57

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58

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                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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60

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------


We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Series, including fees associated with the filings of its Form N-1A, totaled approximately $39,160 in 2006 and approximately
$32,775 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2006 or 2005.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,515, in 2006 and $6,800 in 2005.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended September 30, 2006 and 2005.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended September 30, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,515 in 2006 and $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.